SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

11. Segmented Reporting

The Company has one operating segment: the acquisition, exploration and development of precious metal projects located in the Congo. The operations of the Company are located in two geographic locations, Canada and the Congo. Geographic segmentation of non-current assets is as follows:

December 31, 2020
	Property, plant and		Exploration
	equipment	Intangible assets	and evaluation

Congo	$205,189	—	$31,623,192
Canada	$322,715	$1	—
	$527,904	$1	$31,623,192

December 31, 2019
	Property, plant and		Exploration
	equipment	Intangible assets	and evaluation

Congo	$221,960	—	$28,752,093
Canada	$559,212	$1	—
	$781,172	$1	$28,752,093